Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	£ 303,565	£ 292,195
Cash collateral and settlement balances, undiscounted	93,230	96,999
Repurchase agreements and other similar secured borrowing, undiscounted	28,869	12,225
Debt securities in issue, undiscounted	48,986	62,238
Subordinated liabilities, undiscounted	45,805	49,063
Trading portfolio liabilities, undiscounted	57,761	72,460
Financial liabilities designated at fair value, undiscounted	315,445	290,400
Derivative financial instruments, undiscounted	250,226	289,649
Other financial liabilities, undiscounted	6,329	7,893
Total financial liabilities, undiscounted cash flows	1,150,216	1,173,122
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	224,753	229,259
Cash collateral and settlement balances, undiscounted	64,132	68,813
Repurchase agreements and other similar secured borrowing, undiscounted	13,463	9,843
Debt securities in issue, undiscounted	2,571	3,689
Subordinated liabilities, undiscounted	257	0
Trading portfolio liabilities, undiscounted	57,761	72,460
Financial liabilities designated at fair value, undiscounted	181,348	171,723
Derivative financial instruments, undiscounted	249,405	288,403
Other financial liabilities, undiscounted	6,014	7,213
Total financial liabilities, undiscounted cash flows	799,704	851,403
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	31,931	29,663
Cash collateral and settlement balances, undiscounted	29,098	28,186
Repurchase agreements and other similar secured borrowing, undiscounted	12,516	0
Debt securities in issue, undiscounted	17,142	23,545
Subordinated liabilities, undiscounted	121	17
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	32,178	26,674
Derivative financial instruments, undiscounted	21	14
Other financial liabilities, undiscounted	7	22
Total financial liabilities, undiscounted cash flows	123,014	108,121
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	20,850	18,918
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	1,326	0
Debt securities in issue, undiscounted	9,849	12,615
Subordinated liabilities, undiscounted	272	245
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,174	14,905
Derivative financial instruments, undiscounted	0	60
Other financial liabilities, undiscounted	14	21
Total financial liabilities, undiscounted cash flows	46,485	46,764
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	20,720	10,943
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	719	946
Debt securities in issue, undiscounted	7,481	10,301
Subordinated liabilities, undiscounted	205	2,108
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,013	9,399
Derivative financial instruments, undiscounted	0	4
Other financial liabilities, undiscounted	28	43
Total financial liabilities, undiscounted cash flows	44,166	33,744
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	2,738	1,302
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	632	1,184
Debt securities in issue, undiscounted	2,571	4,932
Subordinated liabilities, undiscounted	11,911	9,504
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	24,882	25,654
Derivative financial instruments, undiscounted	31	244
Other financial liabilities, undiscounted	101	251
Total financial liabilities, undiscounted cash flows	42,866	43,071
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	1,556	621
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	0	0
Debt securities in issue, undiscounted	908	1,732
Subordinated liabilities, undiscounted	8,426	10,165
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,309	9,847
Derivative financial instruments, undiscounted	64	131
Other financial liabilities, undiscounted	73	139
Total financial liabilities, undiscounted cash flows	26,336	22,635
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	1,017	1,489
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	213	252
Debt securities in issue, undiscounted	8,464	5,424
Subordinated liabilities, undiscounted	24,613	27,024
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	32,541	32,198
Derivative financial instruments, undiscounted	705	793
Other financial liabilities, undiscounted	92	204
Total financial liabilities, undiscounted cash flows	£ 67,645	£ 67,384